Federal Home Loan Bank Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank Stock [Abstract]
Federal home loan bank stock	$ 303,000,000	$ 180,000,000
Federal Home Loan Bank stock, minimum investment requirement, percentage of unpaid principal of mortgage loans, home purchase contracts and similar obligations	1.00%
Federal Home Loan Bank minimum percentage of advances required held	4.50%
Payments to acquire FHLB stock	$ 123,000,000	10,000,000	$ 57,000,000
Proceeds from redemption of FHLB stock	0	0	42,000,000
Dividend income	$ 9,000,000	$ 7,000,000	$ 6,000,000